Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [Member]	Capital reserve [Member]	General reserve [Member]	Exchange reserve [Member]	PRC statutory and other reserves [member]	Retained profits [Member]	Attributable to equity shareholders of the Company [member]	Non-controlling interests [Member]
Beginning balance (As restated [member]) at Dec. 31, 2017	¥ 995,412	¥ 402,130	¥ (265,803)	¥ 72	¥ (126)	¥ 328,344	¥ 527,550	¥ 992,167	¥ 3,245
Changes in equity
Profit for the year	117,951						117,781	117,781	170
Changes in the fair value of financial assets at fair value through other comprehensive income	(168)		(168)					(168)
Currency translation differences	1,160				1,160			1,160
Share of other comprehensive income of investments accounted for using the equity method	1,248		1,248					1,248
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	120,191		1,080		1,160		117,781	120,021	170
Dividends approved in respect of previous year	(27,070)						(27,060)	(27,060)	(10)
Dividends declared in respect of current year (note 35(b)(i))	(32,870)						(32,870)	(32,870)
Transfer to PRC statutory reserves						19,148	(19,148)
Others	146					147		147	(1)
Ending balance (Previously stated [member]) at Dec. 31, 2018	1,055,809	402,130	(264,723)	72	1,034	347,639	566,253	1,052,405	3,404
Ending balance (Increase decrease due to changes in accounting policy required by IFRS15 and IFRS9 [member]) at Dec. 31, 2018	(3,106)					(336)	(2,770)	(3,106)
Ending balance (As restated [member]) at Dec. 31, 2018	1,052,703	402,130	(264,723)	72	1,034	347,303	563,483	1,049,299	3,404
Ending balance at Dec. 31, 2018	1,055,809	402,130	(264,723)	72	1,034	347,639	566,253	1,052,405	3,404
Changes in equity
Profit for the year	106,791						106,641	106,641	150
Changes in the fair value of financial assets at fair value through other comprehensive income	(75)		(75)					(75)
Currency translation differences	683				683			683
Share of other comprehensive income of investments accounted for using the equity method	442		442					442
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	107,841		367		683		106,641	107,691	150
Dividends approved in respect of previous year	(25,097)						(25,059)	(25,059)	(38)
Dividends declared in respect of current year (note 35(b)(i))	(28,206)						(28,206)	(28,206)
Transfer to PRC statutory reserves						1,929	(1,929)
Others	48					48		48
Ending balance (As restated [member]) at Dec. 31, 2019	1,107,289	402,130	(264,356)	72	1,717	349,280	614,930	1,103,773	3,516
Ending balance at Dec. 31, 2019	1,107,289	402,130	(264,356)	72	1,717	349,280	614,930	1,103,773	3,516
Changes in equity
Profit for the year	108,140						107,843	107,843	297
Changes in the fair value of financial assets at fair value through other comprehensive income	957		957					957
Currency translation differences	(1,915)				(1,915)			(1,915)
Share of other comprehensive income of investments accounted for using the equity method	(617)		(617)					(617)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	106,565		340		(1,915)		107,843	106,268	297
Dividends approved in respect of previous year	(32,180)						(32,169)	(32,169)	(11)
Dividends declared in respect of current year (note 35(b)(i))	(27,557)						(27,557)	(27,557)
Transfer to PRC statutory reserves						1,207	(1,207)
Share option scheme-Value of share options	232		232					232
Changes in the share of other reserves of investments accounted for using the equity method	(430)		(430)					(430)
Others	(1,147)		(94)			21	(1,128)	(1,201)	54
Ending balance at Dec. 31, 2020	¥ 1,152,772	¥ 402,130	¥ (264,308)	¥ 72	¥ (198)	¥ 350,508	¥ 660,712	¥ 1,148,916	¥ 3,856